Quarterly Holdings Report
for

Fidelity® Japan Smaller Companies Fund

July 31, 2021

JSC-QTLY-0921
1.804823.117

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
COMMUNICATION SERVICES - 5.3%
Entertainment - 2.3%
Daiichikosho Co. Ltd.	197,500	$6,886,081
Nexon Co. Ltd.	242,000	4,979,421
		11,865,502
Interactive Media & Services - 3.0%
Dip Corp.	240,000	6,989,654
Z Holdings Corp.	1,627,200	8,144,434
		15,134,088

TOTAL COMMUNICATION SERVICES		26,999,590

CONSUMER DISCRETIONARY - 20.4%
Auto Components - 0.8%
DaikyoNishikawa Corp.	678,900	4,350,455
Automobiles - 2.9%
Isuzu Motors Ltd.	648,700	8,653,457
Suzuki Motor Corp.	145,000	5,899,397
		14,552,854
Distributors - 5.6%
Central Automotive Products Ltd.	845,500	25,741,489
PALTAC Corp.	56,700	2,620,382
		28,361,871
Hotels, Restaurants & Leisure - 2.6%
Curves Holdings Co. Ltd.	882,000	6,544,351
Fast Fitness Japan, Inc.	63,680	2,681,752
Koshidaka Holdings Co. Ltd.	817,000	4,125,774
		13,351,877
Household Durables - 1.5%
Sekisui House Ltd.	376,000	7,446,863
Leisure Products - 1.5%
Roland Corp.	156,800	7,432,296
Specialty Retail - 5.5%
Arcland Sakamoto Co. Ltd.	678,700	9,323,193
Fuji Corp.	681,200	7,563,024
Nitori Holdings Co. Ltd.	32,300	6,139,461
Workman Co. Ltd.	73,000	5,023,928
		28,049,606

TOTAL CONSUMER DISCRETIONARY		103,545,822

CONSUMER STAPLES - 4.3%
Food & Staples Retailing - 0.7%
Jm Holdings Co. Ltd. (a)	202,800	3,861,713
Food Products - 3.6%
Kotobuki Spirits Co. Ltd.	97,300	5,809,352
Meiji Holdings Co. Ltd.	102,200	6,326,261
S Foods, Inc.	192,700	5,989,763
		18,125,376

TOTAL CONSUMER STAPLES		21,987,089

ENERGY - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
San-Ai Oil Co. Ltd.	842,600	10,430,252
FINANCIALS - 9.6%
Banks - 2.1%
Mitsubishi UFJ Financial Group, Inc.	2,000,000	10,565,364
Diversified Financial Services - 2.2%
ORIX Corp.	649,500	11,319,849
Insurance - 5.3%
Lifenet Insurance Co. (a)(b)	292,000	3,007,702
T&D Holdings, Inc.	989,600	12,661,690
Tokio Marine Holdings, Inc.	234,500	11,176,519
		26,845,911

TOTAL FINANCIALS		48,731,124

HEALTH CARE - 2.9%
Health Care Equipment & Supplies - 1.5%
Medikit Co. Ltd.	260,700	7,628,157
Health Care Providers & Services - 1.4%
As One Corp.	53,500	7,237,045

TOTAL HEALTH CARE		14,865,202

INDUSTRIALS - 25.6%
Air Freight & Logistics - 3.4%
AIT Corp.	703,220	7,140,851
SG Holdings Co. Ltd.	204,500	5,476,697
Yamato Holdings Co. Ltd.	170,000	4,899,424
		17,516,972
Commercial Services & Supplies - 1.1%
Aeon Delight Co. Ltd.	174,000	5,701,928
Construction & Engineering - 1.3%
Hokuriku Electrical Construction Co. Ltd.	546,400	6,429,993
Electrical Equipment - 1.0%
Mitsubishi Electric Corp.	366,000	4,965,614
Machinery - 2.7%
CKD Corp.	231,400	4,594,040
Kito Corp.	360,100	5,553,887
Nitto Kohki Co. Ltd.	204,400	3,452,470
		13,600,397
Marine - 2.7%
Nippon Concept Corp.	627,700	13,617,666
Professional Services - 4.1%
Funai Soken Holdings, Inc.	267,180	6,108,085
Persol Holdings Co. Ltd.	444,600	8,895,647
Yamada Consulting Group Co. Ltd.	555,700	5,926,521
		20,930,253
Trading Companies & Distributors - 8.5%
Hanwa Co. Ltd.	159,950	4,694,763
Inaba Denki Sangyo Co. Ltd.	424,700	10,316,991
Itochu Corp.	183,800	5,440,340
Mitani Shoji Co. Ltd.	109,900	8,244,629
Tsubakimoto Kogyo Co. Ltd.	177,100	5,706,654
Yuasa Trading Co. Ltd.	305,800	8,696,924
		43,100,301
Transportation Infrastructure - 0.8%
Kamigumi Co. Ltd.	182,000	3,819,006

TOTAL INDUSTRIALS		129,682,130

INFORMATION TECHNOLOGY - 15.2%
Electronic Equipment & Components - 4.7%
Amano Corp.	447,900	10,966,313
Anritsu Corp.	180,300	3,139,082
Dexerials Corp.	287,500	6,590,971
Maruwa Ceramic Co. Ltd.	30,000	2,923,294
		23,619,660
IT Services - 7.1%
Argo Graphics, Inc.	200,000	6,262,249
Densan System Holdings Co. Ltd.	107,000	2,812,889
GMO Internet, Inc.	253,400	6,654,623
Nomura Research Institute Ltd.	242,800	7,790,493
TIS, Inc.	257,900	6,664,660
TKC Corp.	193,000	5,708,810
		35,893,724
Semiconductors & Semiconductor Equipment - 1.7%
Renesas Electronics Corp. (b)	811,600	8,737,064
Software - 0.8%
Oracle Corp. Japan	54,200	4,036,407
Technology Hardware, Storage & Peripherals - 0.9%
Elecom Co. Ltd.	268,000	4,702,612

TOTAL INFORMATION TECHNOLOGY		76,989,467

MATERIALS - 10.3%
Chemicals - 5.5%
C. Uyemura & Co. Ltd.	239,300	10,012,187
Nihon Parkerizing Co. Ltd.	550,500	5,630,199
SK Kaken Co. Ltd.	31,700	12,049,496
		27,691,882
Construction Materials - 1.6%
Taiheiyo Cement Corp.	344,300	8,021,734
Metals & Mining - 3.2%
Dowa Holdings Co. Ltd.	205,000	7,966,018
Yamato Kogyo Co. Ltd.	251,600	8,508,600
		16,474,618

TOTAL MATERIALS		52,188,234

REAL ESTATE - 0.4%
Real Estate Management & Development - 0.4%
Century21 Real Estate Japan Ltd.	225,700	2,180,776
UTILITIES - 1.0%
Gas Utilities - 1.0%
Nippon Gas Co. Ltd.	319,000	5,027,583
TOTAL COMMON STOCKS
(Cost $348,903,677)		492,627,269

Money Market Funds - 3.0%
Fidelity Cash Central Fund 0.06% (c)	14,582,670	14,585,586
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	719,895	719,967
TOTAL MONEY MARKET FUNDS
(Cost $15,305,553)		15,305,553
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $364,209,230)		507,932,822
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(275,839)
NET ASSETS - 100%		$507,656,983

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,363
Fidelity Securities Lending Cash Central Fund	155,965
Total	$160,328

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$109	$101,179,482	$86,593,773	$(164)	$(68)	$14,585,586	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	3,502,751	25,691,008	28,473,792	--	--	719,967	0.0%
Total	$3,502,860	$126,870,490	$115,067,565	$(164)	$(68)	$15,305,553

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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